Subsequent Events (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended	9 Months Ended
	Sep. 01, 2017	Aug. 25, 2017	Aug. 10, 2017	Aug. 31, 2017	Jul. 30, 2017	May 31, 2017	Jun. 30, 2017	Mar. 31, 2018
Proceeds from private placement						$ 93,500	$ 906,500
Number of common stock issued						831,112
Shares issued price per share						$ 0.1125	$ 0.1125
2017 Stock Incentive Plan [Member]
Number of common stock issued								2,200,008
Consulting Agreements [Member] | Unrelated Individuals One [Member]
Number of common stock issued		304,800
Consulting Agreements [Member] | Unrelated Individuals Two [Member]
Number of common stock issued		138,000
Subsequent Event [Member]
Number of common stock and warrant units				338,000	338,000
Proceeds from private placement				$ 422,500	$ 422,500
Shares issued price per share	$ 0.25
Number of shares subscribed	100,000
Payments for subscription receivable	$ 25,000
Subsequent Event [Member] | 2017 Stock Incentive Plan [Member] | Five Officers and Directors [Member]
Number of common stock issued			6,400,000
Common stock description			One-third of each grant vested as of the initial date of grant (August 10, 2017), and 8-1/3% upon the end of each calendar quarter beginning December 31, 2017.
Subsequent Event [Member] | License Agreement [Member] | Kotzker Consulting LLC [Member]
Repayment of debt				$ 65,000
Subsequent Event [Member] | Consulting Agreements [Member] | Unrelated Individuals One [Member]
Number of common stock issued		304,800
Agreement term		3 months
Shares issued price per share		$ 0.125
Subsequent Event [Member] | Consulting Agreements [Member] | Unrelated Individuals Two [Member]
Number of common stock issued		138,000
Agreement term		3 months
Shares issued price per share		$ 0.125